MFS® BOND FUND	MFS® LIFETIME® 2040 FUND
MFS® COMMODITY STRATEGY FUND	MFS® LIFETIME® 2045 FUND
MFS® LIFETIME® 2010 FUND	MFS® LIFETIME® 2050 FUND
MFS® LIFETIME® 2015 FUND	MFS® LIFETIME® 2055 FUND
MFS® LIFETIME® 2020 FUND	MFS® LIFETIME® RETIREMENT INCOME FUND
MFS® LIFETIME® 2025 FUND	MFS® LIMITED MATURITY FUND
MFS® LIFETIME® 2030 FUND	MFS® MUNICIPAL LIMITED MATURITY FUND
MFS® LIFETIME® 2035 FUND	MFS® RESEARCH BOND FUND

MFS Lifetime 2010 Fund was reorganized into MFS Lifetime Retirement Income Fund as of June 20, 2014.  Effective immediately, all references to MFS Lifetime 2010 Fund are hereby deleted in their entirety.

1006998                                                                                                                                         1                                        MFS-MULTI-AUGUST-SAI-COMBINED-SUP-062014